PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2015 and March 31, 2016:

	Useful lives	December 31 2015	March 31 2016
Machinery and equipment	5-10	$10,594	$10,874
Computers and software	3	1,312	1,338
Leasehold improvements	6-10	212	212
Office equipment	5	89	89
Furniture and fixtures	5	206	206
Construction in process		4,931	4,792

Total		17,344	17,511
Accumulated depreciation		(5,253)	(5,674)

Property and equipment, net		$12,091	$11,837

Depreciation and amortization expense for the three months ended March 31, 2015 and 2016 were $424 and $421, respectively.

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2014 and 2015:

		December 31,
	Useful lives	2014	2015
Machinery and equipment	5-10	$9,518	$10,594
Computers and software	3	1,285	1,312
Leasehold improvements	6-10	181	212
Office equipment	5	89	89
Furniture and fixtures	5	206	206
Construction in process		5,078	4,931

Total		16,357	17,344

Accumulated depreciation		(3,573)	(5,253)

Property and equipment, net		$12,784	$12,091

Depreciation and amortization expense for the years ended December 31, 2014 and 2015 was $1,422 and $1,680 respectively.